DEFERRED INCOME	12 Months Ended
Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
DEFERRED INCOME	DEFERRED INCOME

	12.31.2023	12.31.2022
Contractual Liabilities (customers contracts)(1)	963,407	865,407
Sale of goods and fixed assets(2)	68,699	78,027
Government grants	17,124	28,162
Other	37,373	11,827
Total	1,086,603	983,423

Current	960,078	845,645
Non-current	126,525	137,778

(1)Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.
(2)Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met.
Below, we present the changes in contractual liabilities (contracts with customers), mainly represented by the sale of prepaid credits.

	12.31.2023	12.31.2022
Balance at the beginning of the fiscal year	865,407	619,881
Additions	8,051,367	7,794,042
Write-offs, net	(7,953,367)	(7,583,863)
Business combination – Garliava (Note 1.c.3)	—	35,347
Balance at the end of the year	963,407	865,407
Below, we present the expected terms for the realization of contractual, non-current liabilities.

Year
2024	911,911
2025	33,552
2026	3,702
2027	3,198
2028	2,991
2029 onwards	8,053
Total	963,407